Commitments and Contingencies - Finance leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Finance lease-related assets and liabilities
Finance lease assets	$ 3,383	$ 3,943
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Property, Plant and Equipment, Net	Property, Plant and Equipment, Net
Finance lease liability, current	$ 1,606	$ 1,091
Finance lease liability, noncurrent		1,606
Finance lease-related income and expenses
Depreciation of the leased asset	2,072	547
Lease interest expense	414	$ 598
Future minimum lease payments under finance lease
2023	1,731
Total future lease payments	1,731
Less: imputed interest	(125)
Total finance lease liability	$ 1,606